Consolidated Statements of Changes in Total Equity - EUR (€) € in Millions		Total		Capital	Share premium	Equity instruments issued (not capital)	Other equity instruments	Accumulated retained earnings	Revaluation reserves	Other reserves	(-) Own shares	Profit attributable to shareholders of the parent	(-) Interim dividends	Other comprehensive income	Non-controlling interest, other comprehensive income non-controlling interests	Non-controlling interest, other elements
Equity at beginning of period at Dec. 31, 2016	[1]	€ 102,699		€ 7,291	€ 44,912	€ 0	€ 240	€ 49,953	€ 0	€ (949)	€ (7)	€ 6,204	€ (1,667)	€ (15,039)	€ (853)	€ 12,614
Total recognised income and expense		887										6,619		(6,737)	(583)	1,588
Other changes in equity		3,247		777	6,141	525	(24)	3,484	0	(653)	(15)	(6,204)	(362)			(422)
Issuance of ordinary shares		7,467		777	6,141					6						543
Issuance of other financial instruments		1,117				525										592
Capital reduction		(10)														(10)
Dividends		(3,496)						(802)					(2,029)			(665)
Purchase of equity instruments		(1,309)									(1,309)
Disposal of equity instruments		1,320								26	1,294
Transfers between equity items								4,286		251		(6,204)	1,667
Increases (decreases) due to business combinations		(39)														(39)
Share-based payment		(48)					(72)									24
Others increases or (-) decreases of the equity		(1,755)					48			(936)						(867)
Equity at end of period at Dec. 31, 2017		106,833		8,068	51,053	525	216	53,437	0	(1,602)	(22)	6,619	(2,029)	(21,776)	(1,436)	13,780
Total recognised income and expense		7,416	[2]									7,810		(1,790)	(109)	1,505
Other changes in equity		(5,548)		50	(60)	40	18	3,319	0	(492)	(37)	(6,619)	(208)			(1,559)
Issuance of ordinary shares				50	(60)					10
Dividends		(3,892)						(968)					(2,237)			(687)
Purchase of equity instruments		(1,026)									(1,026)
Disposal of equity instruments		989									989
Transfers between equity items								4,287		303		(6,619)	2,029
Increases (decreases) due to business combinations		(601)								59						(660)
Share-based payment		(57)					(74)									17
Others increases or (-) decreases of the equity		(961)				40	92			(864)						(229)
Equity at end of period at Dec. 31, 2018	[4]	107,361	[3]	8,118	50,993	565	234	56,756	0	(3,567)	(59)	7,810	(2,237)	(22,141)	(1,292)	12,181
Total recognised income and expense		8,535										6,515		109	310	1,601
Other changes in equity		(4,846)		191	1,453	33	(88)	4,272	0	(1,288)	28	(7,810)	575			(2,212)
Issuance of ordinary shares		1,673		191	1,453					28						1
Capital reduction		(2)														(2)
Dividends		(3,612)						(1,055)					(1,662)			(895)
Purchase of equity instruments		(928)									(928)
Disposal of equity instruments		950								(6)	956
Transfers between equity items								5,327		246		(7,810)	2,237
Increases (decreases) due to business combinations		110														110
Share-based payment		(88)					(88)
Others increases or (-) decreases of the equity		(2,949)				33	0			(1,556)						(1,426)
Equity at end of period at Dec. 31, 2019		€ 110,659		€ 8,309	€ 52,446	€ 598	€ 146	€ 61,028	€ 0	€ (5,246)	€ (31)	€ 6,515	€ (1,662)	€ (22,032)	€ (982)	€ 11,570

[1]	*See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[4]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).